Acquisition of subsidiaries (Narrative) (Details) - USD ($)		12 Months Ended
	Sep. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remeasurement Gain		$ 4,384,563	$ 0	$ 2,100,563
Business Acquisition, Goodwill, Expected Tax Deductible Amount		0
Revenues		2,217,551,285	1,976,907,231	1,561,624,693
Net income		73,034,549	$ 63,627,551	$ 72,977,548
Wuhu Penghua Tenth Investment Center Limited Partnership [Member]
Remeasurement Gain	$ 4,384,563
Payments to Acquire Additional Interest in Subsidiaries	146,600,000
Goodwill	$ 534,697
Wuhu Penghua and Chengdu Renju and Chengdu Guohongteng [Member]
Revenues		30,248,316
Net income		$ 6,710,751